Restricted Cash - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	$ 10,905	$ 9,196	$ 3,160
Restricted Cash [Member]
Restricted Cash And Cash Equivalents Items [Line Items]
Total Restricted Cash	$ 10,905	$ 9,196